Inventories (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Inventories
Inventories as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Finished goods	¥1,154,926	¥1,521,673
Work in process	95,041	93,412
Raw materials	917,217	827,884

Total	¥2,167,184	¥2,442,969